UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Santander Bank, N.A.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________________ to ____________________

Date of Report (Date of filing) ________________________

Commission File Number of securitizer: ________________________

Central Index Key Number of securitizer: ________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0002058366

Santander Bank, N.A.

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: _______________

Efe Birkan, (646) 776-7825

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Santander Bank, N.A., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Santander Mortgage Asset Receivable Trust 2025-NQM6

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

The reports attached to this Form ABS-15G include 4 mortgage loans, with an aggregate original principal balance of $1,358,200 that will not be included in the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER BANK, N.A.

Date: October 29, 2025	By:	/s/ Christopher Tkac
Name: Christopher Tkac
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Third Party Due Diligence Report – SitusAMC Executive Summary

Schedule 1 – Rating Agency Grades Report

Schedule 2 – Exception Grades Report

Schedule 3 – Valuation Summary Report

Schedule 4 – Supplemental Data Report

Schedule 5 – Business Purpose Report

Exhibit 99.2	Third Party Due Diligence Report – Selene Narrative

Schedule 1 – Rating Agency Grades Summary Report

Schedule 2 – Standard Filings Report

Schedule 3 – Valuation Report

Schedule 4 – MLS Report

Schedule 5 – Supplemental Data Extract Report

Schedule 6 – Business Purpose Supplement Extract Report

Schedule 7 – Data Compare Report

Exhibit 99.3	Third Party Due Diligence Report – Consolidated Analytics Narrative

Schedule 1 – Due Diligence Standard Report

Schedule 2 – Supplemental Report

Schedule 3 – Rating Agency Grades Summary Report

Schedule 4 – Valuations Report

Schedule 5 – Data Compare Report

Exhibit 99.4	Third Party Due Diligence Report – Clarifii Narrative

Schedule 1 – ATR OR QM Report

Schedule 2 – Business Purpose Supplement Extract Report

Schedule 3 – Data Compare Report

Schedule 4 – Rating Agency Grades Detail Report

Schedule 5 – Rating Agency Grades Summary Report

Schedule 6 – Supplemental Data Extract Report

Schedule 7 – Valuation Report

Exhibit 99.5	Third Party Due Diligence Report – Clayton Narrative

Schedule 1 – Conditions Summary Report

Schedule 2 – Conditions Detail Report

Schedule 3 – Loan Grades Report

Schedule 4 – Loan Level Tape Compare Report

Schedule 5 – Non ATR QM Report

Schedule 6 – Rating Agency ATR QM Report

Schedule 7 – Standard Upload Report

Schedule 8 – Valuations Summary Report

Exhibit 99.6	Third Party Due Diligence Report – CRES Executive Summary

Schedule 1 – Business Purpose Supplement Report

Schedule 2 – Grades Report

Schedule 3 – Valuation Report

Schedule 4 – Exceptions Report

Schedule 5 – ATR QM Report

Schedule 6 – Tape Compare Report

Exhibit 99.7	Third Party Due Diligence Report – Canopy Narrative

Schedule 1 – Supplemental Data Extract Report

Schedule 2 – Business Purpose Supplement Report

Schedule 3 – Rating Agency Grades Detail Report

Schedule 4 – Rating Agency Grades Summary Report

Schedule 5 – Valuation Report

Schedule 6 – ATR OR QM Report

Schedule 7 – Data Compare Report

Exhibit 99.8	Third Party Due Diligence Report – Inglet Blair Narrative

Schedule 1 – Loan Summary

Schedule 2 – Exception Report

Schedule 3 – Final Grading Summary

Schedule 4 – QM Summary

Schedule 5 – Supplemental Data

Schedule 6 – Client Supplemental

Schedule 7 – Data Comparison

Schedule 8 – Valuation Report